Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accounts payable and accrued liabilities
Components of trade and other payables

	December 31,	December 31,
	2022	2021
Accounts payable	$16,808,557	$7,515,566
Accrued liabilities	3,463,066	2,255,074
Total	$20,271,623	$9,770,640